ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Table)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2012	2013
	RMB	RMB
Accounts receivables	2,386,356,664	2,094,704,129
Allowance for doubtful accounts	(673,671,445)	(445,956,167)
Accounts receivable, net	1,712,685,219	1,648,747,962

Schedule of Movement of Allowance for Doubtful Accounts

	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB
At beginning of year	378,888	179,746,165	673,671,445
Addition	184,990,129	541,662,539	121,315,213
Write-off	(24,140)	-	(40,819,459)
Reversal	(5,598,712)	(47,737,259)	(308,211,032)
At end of year	179,746,165	673,671,445	445,956,167